               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                        June 30, 1999

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               MUNICIPAL BONDS (97.5%)
               ESCROWED TO MATURITY (a) (7.2%)
  $  500,000   Chicago, Illinois.........................................   1/1/03       6.500%     $   534,580
   1,000,000   Honolulu, Hawaii City & County............................  11/1/03       5.250        1,034,760
   1,570,000   Mashantucket Western Pequot Tribe, Connecticut............   9/1/03       6.250        1,678,817
   2,150,000   New Jersey State Transportation Authority.................  6/15/00       6.000        2,200,762
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY .............................                           $ 5,448,919
                                                                                                    -----------
               GENERAL OBLIGATIONS (13.5%)
  $  350,000   Du Page County, Illinois..................................   1/1/03       5.000%     $   356,748
   1,000,000   El Paso, Texas............................................  8/15/01       7.000        1,056,920
   1,000,000   Hawaii State..............................................  11/1/01       5.850        1,035,160
   1,000,000   Honolulu, Hawaii, City & County...........................   7/1/02       7.250        1,077,540
   1,000,000   Massachusetts State.......................................  11/1/01       5.500        1,031,500
   1,000,000   Milwaukee, Wisconsin,  Sewer Revenue......................  10/1/02       6.700        1,072,670
   1,000,000   Pittsburgh, Pennsylvania..................................   3/1/03       5.000        1,018,130
   1,075,000   Round Rock, Texas, Independent School District............   8/1/01       7.000        1,134,910
   2,000,000   San Antonio, Texas........................................   8/1/02       8.000        2,207,980
     275,000   Washington State..........................................   1/1/01       6.500          284,361
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ..............................                           $10,275,919
                                                                                                    -----------
               PRE-REFUNDED (a) (64.3%)
  $1,275,000   Akron, Ohio, Bath Copley Township Hospital................ 11/15/00       7.250%     $ 1,358,372
     900,000   Arizona State.............................................   7/1/02       7.000          977,283
     500,000   Arizona State Transportation..............................   7/1/01       6.350          528,930
     515,000   Augusta, Georgia, Water and Sewer.........................   5/1/02       6.500          553,754
     200,000   Berkeley County, South Carolina, Water & Sewer............   6/1/01       7.000          214,612
     250,000   Bucks County, Pennsyvania, Water and Sewer Authority......  12/1/02       6.750          269,850
   1,000,000   Burke County, Georgia, Development Authority
                 Pollution Control.......................................   1/1/03       7.700        1,133,210
     275,000   Cache County, Utah, School District.......................  6/15/03       5.900          292,556
   1,000,000   Charlotte, North Carolina.................................   2/1/04       5.800        1,071,750
   1,000,000   Chicago, Illinois.........................................   7/1/02       6.850        1,086,380
     500,000   Chicago, Illinois Center Public Liabrary..................   7/1/02       6.850          543,190
   1,500,000   Delaware County, Pennsylvania............................. 11/15/02       6.000        1,580,190
     465,000   Delaware Transportation Authority System..................   7/1/01       6.000          482,637
   1,500,000   Denver, Colorado, City and County......................... 11/15/02       7.500        1,676,190
     500,000   Florida State Department of National
                 Resource Preservation...................................   7/1/01       6.700          534,875
   1,000,000   Harris County, Texas......................................  10/1/02       5.750        1,044,120
     365,000   Harrisburg, Pennsylvania, City & County...................   9/1/03       5.875          389,780
     900,000   Hawaii State..............................................  11/1/01       6.000          945,027
   2,100,000   Illinois Health Facility Authority........................   5/1/02       7.250        2,291,940
     415,000   Illinois State Sales Tax Revenue..........................  6/15/01       6.000          430,255
   1,007,000   Indiana Transportation Finance Authority..................  11/1/02       6.250        1,086,462
   1,000,000   Indianapolis, Indiana, Public Improvement.................   1/1/02       6.700        1,075,840
     600,000   Kentucky State Property & Building Commission.............   8/1/01       6.500          640,632

               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                   June 30, 1999 (continued)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               PRE-REFUNDED (continued)
  $  500,000   Kentucky State Property & Building Commission.............   2/1/01       6.875%     $   531,305
   1,000,000   Kentucky State Turnpike Authority.........................  5/15/00       7.250        1,047,440
     250,000   King County, Washington...................................  12/1/00       6.750          260,373
   1,000,000   Martinsville, Virginia, Industrial Developement
                 Authority...............................................   1/1/01       7.000        1,041,110
     500,000   Maryland State Health Facilities Authority................   7/1/01       6.750          535,350
     575,000   Maryland Water Quality Financing Authority................   9/1/00       7.250          610,052
   1,150,000   Massachusetts State Health & Education Facility...........   7/1/00       8.000        1,222,657
     700,000   Memphis, Tennesse Electric Systems Revenue................   1/1/04       5.900          739,487
     500,000   Mesa, Arizona.............................................   7/1/03       5.700          530,485
     230,000   Middlesex County, New Jersey, Utilities Authority.........  3/15/01       6.500          243,694
   1,000,000   Nebraska Public Power District Revenue....................   1/1/03       6.125        1,074,970
   1,550,000   Nebraska Public Power District Revenue....................   1/1/03       5.700        1,645,015
   1,705,000   Nevada State..............................................  10/1/02       6.250        1,820,173
     400,000   New York State Dormitory Authority........................  5/15/02       6.750          434,884
     165,000   New York State Local Government Assistance Corp...........   4/1/01       7.250          177,085
     140,000   New York State Medical Care Facilities
                 Finance Agency..........................................  2/15/01       7.500          150,171
     225,000   Ohio State Building Authority, Correctional Facility......  10/1/03       5.000          229,907
   1,400,000   Phoenix, Arizona Civic Improvement Waste and Water........   7/1/03       6.125        1,512,882
     500,000   Price Elliot Resh Park, Arizona...........................   7/1/01       7.000          537,430
     305,000   Rhode Island, Convention Center Authority.................  5/15/01       6.700          325,063
     950,000   Rhode Island, Depositors Economic Protection Corp.........   8/1/01       7.500        1,031,757
     300,000   Richland County, South Carolina...........................  10/1/00       6.500          315,726
     625,000   Seattle, Washington Sewer Revenue.........................   1/1/03       6.300          674,956
   1,200,000   St. Louis, Missouri.......................................   2/1/02       6.250        1,259,244
   1,000,000   Tennessee State...........................................   5/1/03       5.500        1,042,680
     115,000   Texas State...............................................   4/1/00       7.125          120,418
     400,000   Texas State...............................................  10/1/00       6.500          413,728
   1,000,000   Tucson, Arizona, Street & Highway User Revenue............   7/1/00       6.875        1,042,130
   1,000,000   Tucson, Arizona, Street & Highway User Revenue............   7/1/00       6.875        1,042,130
   1,000,000   Tucson, Arizona, Street & Highway User Revenue............   7/1/00       6.750        1,040,900
   1,000,000   University of Arizona, Revenue............................   6/1/00       6.900        1,049,960
     755,000   University of Pittsburgh, Pennsylvania....................   6/1/02       6.125          807,238
   2,000,000   Washington State..........................................   2/1/02       6.375        2,119,740
     400,000   Washington Suburban Sanitation District, Maryland.........   6/1/01       6.900          428,572
     270,000   Wisconsin Public Power System, Power Revenue..............   7/1/00       7.400          285,557
     500,000   Wisconsin State...........................................   5/1/02       6.000          523,385
     555,000   Wisconsin State...........................................   5/1/02       6.300          585,364
                                                                                                    -----------
               TOTAL PRE-REFUNDED .......................................                           $48,660,853
                                                                                                    -----------

               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                   June 30, 1999 (continued)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               RECREATION (1.9%)
  $1,390,000   Ohio State Building Authority.............................  10/1/02       5.000%     $ 1,419,579
                                                                                                    -----------
               SALES TAX (4.2%)
  $1,110,000   Municipal Assistance Corp., New York......................   7/1/03       5.250%     $ 1,144,277
   2,000,000   Municipal Assistance Corp., New York......................   7/1/02       5.000        2,041,300
                                                                                                    -----------
               TOTAL SALES TAX ..........................................                           $ 3,185,577
                                                                                                    -----------
               UTILITIES (3.7%)
  $  740,000   Long Island Power Authority, New York.....................  12/1/02       5.250%     $   758,086
   1,000,000   Washington State Public Power Supply......................   7/1/01       7.625        1,062,840
   1,000,000   Washington State Public Power Supply......................   7/1/02       5.000        1,016,140
                                                                                                    -----------
               TOTAL UTILITIES ..........................................                           $ 2,837,066
                                                                                                    -----------
               WATER/SEWER (2.7%)
  $1,000,000   Dearborn, Michigan, Sewer Disposal System.................   4/1/03       6.500%     $ 1,070,050
     500,000   Houston, Texas, Water & Sewer Systems.....................  12/1/01       5.600          515,230
     275,000   Massachusetts State Water Resources Authority.............  12/1/01       6.300          288,002
     150,000   Ocean County, New Jersey, Utilities Authority.............   1/1/01       6.125          154,494
                                                                                                    -----------
               TOTAL WATER/SEWER ........................................                           $ 2,027,776
                                                                                                    -----------


TOTAL INVESTMENTS, (identified cost $74,079,772) (b) ............................         97.5%     $73,855,689
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................          2.5        1,862,941
                                                                                         -----      -----------
NET ASSETS  .....................................................................        100.0%     $75,718,630
                                                                                         =====      ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the orginally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $74,079,772. The aggregate gross unrealized appreciation is $198,685, and the aggregate gross unrealized depreciation is $422,768 resulting in net unrealized depreciation of $224,083.

                       See Notes to Financial Statements.

               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                STATEMENT OF ASSETS AND LIABILITIES
                                            June 30, 1999

ASSETS:
      Investments in securities, at value (identified cost $74,079,772) (Note 1).............      $73,855,689
      Receivables for:
         Investments sold....................................................................        1,286,419
         Fund shares sold....................................................................          150,000
         Interest............................................................................        1,534,166
                                                                                                   -----------
             Total Assets ...................................................................      $76,826,274
                                                                                                   -----------

LIABILITIES:
      Due to Bank............................................................................          990,521
      Payables for:
        Fund shares repurchased..............................................................           50,000
        Investment advisory fee (Note 2).....................................................           16,434
        Administrative fee (Note 2)..........................................................            9,861
        Shareholder servicing/eligible institution fee (Note 2)..............................           16,434
        Accrued expenses and other liabilities...............................................           24,394
                                                                                                   -----------
             Total Liabilities ..............................................................        1,107,644
                                                                                                   -----------
NET ASSETS   ................................................................................      $75,718,630
                                                                                                   ===========

Net Assets Consist of:
      Paid-in capital........................................................................      $76,070,888
      Accumulated net realized loss on investments...........................................         (128,175)
      Net unrealized depreciation on investments.............................................         (224,083)
                                                                                                   -----------
Net Assets   ................................................................................      $75,718,630
                                                                                                   ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($75,718,630 / 7,349,340 shares) ......................................................           $10.30
                                                                                                        ======

                       See Notes to Financial Statements.

                THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND


                                  STATEMENT OF OPERATIONS
                              For the year ended June 30, 1999

INVESTMENT INCOME:
      Income:
        Interest.............................................................................       $3,821,849
                                                                                                    ----------

      Expenses:
        Investment advisory fee (Note 2).....................................................          227,713
        Shareholder servicing/eligible institution fees (Note 2).............................          227,713
        Administrative fee (Note 2)..........................................................          136,628
        Professional fees ...................................................................           27,729
        Custodian fee .......................................................................           95,624
        Trustees fees and expenses (Note 2)..................................................            9,530
        Miscellaneous expenses...............................................................           34,215
                                                                                                    ----------
        Total Expenses.......................................................................          759,152
             Expense offset arrangement......................................................           (9,821)
                                                                                                    ----------

             Net Expenses ...................................................................          749,331
                                                                                                    ----------

             Net Investment Income ..........................................................        3,072,518
                                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN/LOSS (Notes 1 and 3):
      Net realized gain on investments.......................................................          111,710
      Net change in unrealized appreciation on investments...................................         (778,100)
                                                                                                    ----------
             Net Realized and Unrealized Loss ...............................................         (666,390)
                                                                                                    ----------
      Net Increase in Net Assets Resulting from Operations ..................................       $2,406,128
                                                                                                    ==========

                       See Notes to Financial Statements.

               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                               STATEMENTS OF CHANGES IN NET ASSETS


                                                                           For the               For the
                                                                         year ended            year ended
                                                                        June 30, 1999         June 30, 1998
                                                                        -------------         -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income.....................................      $  3,072,518           $  2,667,396
        Net realized gain (loss) on investments...................           111,710                (18,372)
        Net change in unrealized appreciation (depreciation)
            on investments........................................          (778,100)               401,133
                                                                        ------------           ------------
            Net increase in net assets resulting from operations .         2,406,128              3,050,157
                                                                        ------------           ------------
      Dividends declared from net investment income...............        (3,080,799)            (2,667,396)

        Shares of beneficial interest transactions (Note 4):
        Net proceeds from sales of shares of beneficial interest..        70,953,619             70,988,470
        Net asset value of shares of beneficial interest issued to
          shareholders in reinvestment of dividends ..............         1,100,833              1,067,737
        Net cost of shares of beneficial interest repurchased.....       (75,820,694)           (47,993,037)
                                                                        ------------           ------------
          Net increase (decrease) in net assets resulting from
            shares of beneficial interest transactions ...........        (3,766,242)            24,063,170
                                                                        ------------           ------------
              Total increase (decrease) in net assets.............        (4,440,913)            24,445,931

NET ASSETS:
      Beginning of year...........................................        80,159,543             55,713,612
                                                                        ------------           ------------
      End of year ................................................      $ 75,718,630           $ 80,159,543
                                                                        ============           ============

                       See Notes to Financial Statements.

               THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                    FINANCIAL HIGHLIGHTS
          Selected per share data and ratios for a share outstanding throughout each year


                                                            For the years ended June 30,
                                              ------------------------------------------------------------
                                                1999         1998          1997       1996           1995
                                              -------       ------       -------     -------       -------
Net asset value, beginning of year.........   $ 10.40      $ 10.33       $ 10.26     $ 10.28       $ 10.11

Income from investment operations:
   Net investment income...................      0.35         0.36          0.37        0.37          0.37
   Net realized and unrealized
     gain (loss) on investments............     (0.10)        0.07          0.07       (0.02)         0.17

Less dividends and distributions (Note 1):
   Dividends to shareholders from net
     investment income.....................     (0.35)       (0.36)        (0.37)      (0.37)        (0.37)
                                              -------      -------       -------      ------       -------
Net asset value, end of year...............   $ 10.30      $ 10.40       $ 10.33     $ 10.26       $ 10.28
                                              =======      =======       =======     =======       =======
Total return   ............................      2.44%        4.25%         4.34%       3.60%         5.42%

Ratios/Supplemental Data:
      Net assets, end of year
        (000's omitted)....................   $75,719      $80,160       $55,714     $44,776       $51,828
      Ratio of expenses to average
        net assets (Note 2):
        Total Expenses paid by Fund........      0.82%        0.78%         0.70%(1)    0.70%(1)      0.70%(1)
        Expense offset arrangement.........      0.01%        0.02%          n/a         n/a           n/a
                                              -------      -------       -------     -------       -------
        Net expenses.......................      0.83%        0.80%         0.70%       0.70%         0.70%
      Ratio of net investment income to
        average net assets.................      3.37%        3.49%         3.55%       3.51%         3.67%
      Portfolio turnover rate..............        44%          20%           48%         48%           39%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996 and 1995, would have been 0.96%, 0.90% and 0.99%, respectively. For the same periods, the total return of the Fund would have been 4.16%, 3.40% and 5.13%, respectively. The expense payment agreement terminated on July 1, 1997.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 1999, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 1999, the Fund incurred $227,713 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 1999, the Fund incurred $136,628 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the year ended June 30, 1999, the Fund incurred $227,713 for shareholder servicing/eligible institution services.

      Trustees' Fees and Expenses. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 1999, the Fund incurred $9,530 for these fees.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.6% to 11.5% of investments. At June 30, 1999, the five largest holdings by state were Arizona 11.2%; Texas 8.8%; Washington 7.3%; Illinois 7.1%; and New York 6.4%. For the year ended June 30, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $39,316,581 and $42,583,864, respectively. Custody fees for the Fund were reduced by $9,821 as an offset arrangement with the Fund's custodian.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                                          For the                For the
                                                                        year ended             year ended
                                                                       June 30, 1999          June 30, 1998
                                                                       -------------          -------------
Shares beneficial interest sold..................................        6,798,407              6,840,210
Shares of beneficial interest issued in connection
with reinvestment of dividends...................................          105,396                101,307
Shares of beneficial interest repurchased........................       (7,265,083)            (4,624,564)
                                                                         ---------              ---------
Net increase (decrease)..........................................         (361,280)             2,316,953
                                                                         =========              =========

      5. Federal Income Tax Status. At June 30, 1999, the Fund had a net capital loss carryover of approximately $128,000, which is available through June 30, 2004, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (a series of The 59 Wall Street Trust) as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund at June 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts
August 13, 1999

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


      During the fiscal year ended June 30, 1999, U. S. economic activity powered ahead as strong income growth and improved consumer confidence fed domestic demand. With the global economy on the mend, business investment contributed to overall growth. Impressive productivity gains and the strong U.S. dollar kept inflation contained below 2.0%. The strong economy improved state and local finances, with municipal credit upgrades outnumbering credit downgrades by about 4:1. The pace of market issuance contracted as somewhat higher market rates reduced the economic incentive to refinance older indebtedness. For the period, yields fell 0.20% for the one year maturity but rose 0.15% to 0.25% for two through five year maturities. As bond price decreases subtracted from coupon interest income, the Fund produced a total return of 2.44% for its fiscal year.

      On September 24, 1998, the Fund's investment advisor anticipated that the deterioration in foreign economies would lower U.S. growth prospects by reducing U.S. exports; keep U.S. inflation in check by reducing import prices; and that interest rates were likely to decline. To lock in the prevailing level of interest rates and to benefit from their expected decline, the Fund's investment advisor extended the weighted average maturity of the Fund from a range of 2.3 to 2.7 years to a range of 2.7 to 3.0 years. Subsequently, on June 10, 1999, the Fund's investment advisor anticipated that the surprisingly strong U.S. economic growth would increase inflationary pressures and lead to higher interest rates. To protect against the price erosion of higher interest rates, the Fund's advisor reduced the weighted average life of the Fund back to a range of 2.3 to
2.7 years.

      Portfolio holdings are concentrated in municipal bonds, which are 100% collateralized by U.S. Treasuries held in escrow accounts (the highest possible credit quality available in the municipal market). Holdings are geographically diversified. In order to lock in a higher tax-free yield and avoid the tax liability of market discount bonds, the portfolio is skewed toward premium coupon bonds with call protection. The Fund has no derivative securities or leverage exposure in its portfolio. We managed our sales transactions so as to incur no net capital gains tax liability.

                     Comparative Aaa Municipal Yield Curves
                                [Graph Omitted]


        Tax Free Short / Intermediate Fixed Income Fund Growth of $10,000

      [The following table represents a line graph in the printed report.]

Tax Free Short / Intermediate Fixed Income Fund*            $13,111
Merrill Lynch 0--3 Year General Obligation Municipal
   Bond Index**                                             $13,522
IBC / Donoghue Composite Tax Free Money Market Funds
   Average*                                                 $12,079

----------
  * Net of fees and expenses.

 ** The Merrill Lynch Index started 4/1/93. Therefore, for performance purposes the starting point used is the same amount as the Fund.

           Past performance is not predictive of future performance.

The 59 Wall Street Trust

Investment Adviser and
  Administrator

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor

59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.


                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund
                                  ANNUAL REPORT
                                  June 30, 1999